Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation	Organization and Basis of Presentation
Organization and Description of the Business
Orion Engineered Carbons S.A.’s condensed consolidated financial information include Orion Engineered Carbons S.A. and its subsidiaries (the “Orion Group”, or the “Group” or the “Company”). The Company's fiscal year comprises the period from January 1 to December 31, 2019.
The Company is a leading global manufacturer of carbon black products and is incorporated in Luxembourg. Carbon black is a powdered form of carbon that is used to create the desired physical, electrical and optical qualities of various materials. Carbon black products are primarily used as consumables and additives for the production of polymers, printing inks and coatings (“Specialty Carbon Black” or “Specialties”) and in the reinforcement of rubber polymers (“Rubber Carbon Black” or “Rubber”).
Specialty Carbon Black are high-tech materials which are mainly used for polymers, printing systems and coatings applications. The various production processes result in a wide range of different Specialty Carbon Black pigment grades with respect to their primary particle size, structure and surface area/surface chemistry. These parameters affect jetness, tinting strength, undertone, dispersibility, oil absorption, electrical conductivity and other characteristics.
The types of Rubber Carbon Black used in the rubber industry are manufactured according to strict specifications and quality standards. Structure and specific surface area are the key factors in optimizing reinforcement properties in rubber polymers.
As at September 30, 2019, the Company operates 13 wholly owned production facilities in Europe, North and South America, Asia and South Africa and six sales companies. Another ten holding companies and one service company, as well as two former operating entities in Portugal and France (currently in dissolution), are consolidated in the Orion Group. Additionally, the Company operates a joint venture with one production facility in Germany.
The Company's global presence enables it to supply Specialty Carbon Black customers as well as international customers in the tire and rubber industry with the full range of carbon black grades and particle sizes. Sales activities are supported by sales and representative offices all around the globe. Integrated sales activities with key account managers and customer services are carried out in the United States, Brazil, South Korea and Germany and China.
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under the amendments in ASU 2016-02, lessees are required to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term for all leases (with the exception of short-term leases) at the commencement date. This guidance is effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842-): Targeted Improvements, to provide an additional (and optional) transition method with which to adopt ASU 2016-02. In July 2018, the FASB also issued ASU 2018-10, Codification Improvements to Topic 842, Leases, to clarify the codification more generally and/or to correct unintended application of guidance. More recently, in March 2019, the FASB issued ASU No. 2019-01, Leases (Topic 842): Codification Improvements, which was also issued to clarify the codification more generally and/or to correct unintended application of guidance. ASU 2019-01 clarifies transition disclosure requirements upon adoption of Topic 842.
We adopted ASUs 2016-02, 2018-11, 2018-10 and 2019-01 (“Lease ASUs”) as of January 1, 2019 using the optional transition method under ASU 2018-11 that allows for a cumulative-effect adjustment in the period of adoption without restating prior periods. Orion elected the practical expedients upon transition to retain the lease classification and initial direct costs for any leases that existed prior to adoption of the standard. As a result of adopting these Lease ASUs we recorded additional lease assets and liabilities of approximately $30 million and $31 million on our condensed consolidated balance sheet as of March 31, 2019. Additionally, upon adoption of ASU 2016-02 we de-recognized one asset previously recorded under build-to-suit accounting and its associated liability of $29 million. A right-of-use asset will be capitalized upon subsequent commencement of the lease. We refer to Note C. Leases for further information about adoption of Topic 842.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, that amends the hedge accounting recognition and presentation requirements under hedge accounting. The new standard will make more financial and non-financial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements, and simplifies how companies assess effectiveness. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, to introduce an alternative reference rate in the United States because of concerns about the sustainability of LIBOR. The Company adopted ASUs 2017-12 and 2018-16 as of January 1, 2019. Adoption of the standard did not result in adjustments to amounts recognized in the financial statements.
In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the elimination of the stranded income tax effects resulting from the enactment of the Tax Cuts and Jobs Act through a reclassification from accumulated other comprehensive income to retained earnings. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The
Company adopted ASU 2018-02 as of January 1, 2019. The adoption of this guidance had no impact on the Company's financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses. The new guidance requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The new standard is effective for fiscal years beginning after December 15, 2019, including all interim periods within those years, and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company adopted ASU 2016-13 as of January 1, 2019. The adoption of this guidance and recognition of a loss allowance at an amount equal to lifetime expected credit losses for trade receivables was immaterial and did not result in a transition adjustment on retained earnings.
Recently Issued Accounting Pronouncements Not Yet Adopted
In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. The updates contained in this ASU provide clarification and correction to ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, and is intended to improve the Codification or correct its unintended application. For entities that have adopted the amendments in Update 2016-13, the amendments in ASU No. 2019-04 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim period after issuance of ASU No. 2019-04 as long as the entity has adopted the amendments in ASU No. 2016-13. For entities that have adopted the amendments in ASU No. 2017-12 as of the issuance date of ASU No. 2019-04, the effective date is as of the beginning of the first annual period beginning after the issuance date of ASU No. 2019-04. For those entities, early adoption is permitted, including adoption on any date on or after the issuance of ASU No. 2019-04. The amendments in ASU No. 2019-04 related to ASU No. 2016-01 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim period following the issuance of ASU No. 2019-04 as long as the entity has adopted all of the amendments in ASU No. 2016-01. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments - Credit Losses (Topic 326). The amendments in this ASU provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments - Credit Losses - Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments - Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. For entities that have adopted the amendments in ASU No. 2016-13, the amendments in ASU No. 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim period after the issuance of ASU No. 2019-05 as long as an entity has adopted the amendments in ASU No. 2016-13. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, that modifies the disclosure requirements for fair value measurements made in accordance with Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The new guidance removes requirements to disclose the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In August 2018, the FASB issued ASU No 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. The guidance changes the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. It eliminates requirements for certain disclosures that are no longer considered cost beneficial and requires new ones that the FASB considers pertinent. The guidance is effective for financial statements issued for fiscal years ending after December 15, 2020 for public business entities and fiscal years ending after December 15, 2021 for all other entities. Early adoption is permitted. Entities will apply the amendments retrospectively. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
Basis of Presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for annual financial statements. These financial statements should be read in conjunction with the consolidated financial statements included in our Annual Report on Form 20-F for the fiscal year ended December 31, 2018. The accompanying unaudited condensed consolidated financial statements include all adjustments that are necessary for the fair presentation of our results for the interim periods presented. Results for interim periods are not necessarily indicative of results to be expected for the full year.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.